Note 4 - Private Placement (Details Textual) - $ / shares	Feb. 12, 2025	Apr. 20, 2026
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 10
Archimedes Tech SPAC Partners II Co
Units Issued, Price Per Unit	$ 10
Private Placement Warrants [Member] | Archimedes Tech SPAC Partners II Co
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right	1
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 11.5